Subsequent Events (Details) (USD $)	6 Months Ended	12 Months Ended							6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended		3 Months Ended				3 Months Ended	0 Months Ended		3 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2011	Mar. 31, 2010	Sep. 30, 2014 Craig Ellins	Sep. 30, 2014 A Warrant	Sep. 30, 2014 B Warrant	Sep. 30, 2014 Common Stock	Mar. 31, 2014 Common Stock	Mar. 31, 2013 Common Stock	Mar. 31, 2012 Common Stock	Mar. 31, 2011 Common Stock	Mar. 31, 2010 Common Stock	Sep. 30, 2014 Convertible Notes	Mar. 31, 2014 Convertible Notes	Mar. 31, 2013 Convertible Notes	Jun. 30, 2014 Subsequent Event	Jun. 30, 2014 Subsequent Event Craig Ellins	Jun. 30, 2014 Subsequent Event A Warrant	Jun. 30, 2014 Subsequent Event B Warrant	Jun. 30, 2014 Subsequent Event Common Stock	Oct. 06, 2014 Subsequent Event Common Stock Four Consultants	Oct. 07, 2014 Subsequent Event Common Stock Two Scientific Advisory Board Members	Jun. 30, 2014 Subsequent Event Convertible Notes
Converted notes payable from certain Note Holders into common stock			$ 114,013												$ 1,262,411	$ 114,057	$ 0	$ 1,015,459
Issuance of stock to satisfy principal and interest balances of notes payable			438,681						5,757,015	438,681		140,000		216,225				3,905,612
Stock sold through private placement			12,500							1,480,000	1				1,480,000										4,520,000
Warrants, Exercise Price							$ 1.00	$ 2.00												$ 1.00	$ 2.00
Equity Issuance Price									$ 0.50													$ 0.50
Common stock, shares issued	34,363,276	7,268,948	850,110			12,500,000													4,000,000
Proceeds from issuance of stock	3,579,612	684,750																1,000,000
Common Stock issued pursuant to employment contracts											(2,402,682)	2,402,682						8,950,000
Compensation expense - consulting, Shares													6,000	8,014									225,000	8,000
Compensation expense - consulting, Value				$ 62,400	$ 89,257								$ 1	$ 1									$ 157,000	$ 5,600